Revolving credit facility (Details) - Unsecured Revolving Credit Facility [member]				12 Months Ended
	May 29, 2021	Nov. 28, 2020	Nov. 29, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Revolving credit facility
Face amount			$ 5,000,000
Interest rate (in percent)			11.00%
Commitment and disbursement fee (in percent)			0.65%
Due diligence fee (in percent)			0.65%
Term of borrowings (in years)			1 year
Extended term of borrowings (in months)	3 months	6 months
Amount paid				$ 2,755,906
Outstanding balance of interest					$ 0	$ 0	$ 228,998	$ 179,634